Segment analysis - Segment Results (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($) customer	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($) customer
Segment analysis
Revenue	$ 1,259	$ 1,255	$ 2,400	$ 2,386
Adjusted EBITDA	178	$ 151	312	$ 281
Number of customers accounting for greater than 10% of revenue | customer		1		1
Europe
Segment analysis
Revenue	566	$ 555	1,047	$ 1,041
Adjusted EBITDA	79	64	122	113
Americas
Segment analysis
Revenue	693	700	1,353	1,345
Adjusted EBITDA	$ 99	$ 87	$ 190	$ 168